NON-CONTROLLING INTERESTS - Summarized statements of profit or loss and other comprehensive income (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
NON-CONTROLLING INTERESTS
Revenue	Rp 149,967	$ 9,317	Rp 149,216	Rp 147,306
Other expense - net	252	15	259	35
Profit before income tax	39,158	2,432	40,855	36,430
Income tax expense - net	(8,433)	(523)	(8,787)	(8,710)
PROFIT FOR THE YEAR	30,725	1,909	32,068	27,720
Other comprehensive income (loss) - net	895	56	(1,454)	1,767
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	31,620	1,965	30,614	29,487
Attributable to non-controlling interests	7,224	$ 449	7,665	7,038
Telkomsel
NON-CONTROLLING INTERESTS
Revenue	113,340		102,372	89,039
Operating expenses	(83,768)		(71,819)	(59,332)
Other expense - net	(2,136)		(2,280)	(5,375)
Profit before income tax	27,436		28,273	24,332
Income tax expense - net	(5,369)		(6,418)	(5,805)
PROFIT FOR THE YEAR	22,067		21,855	18,527
Other comprehensive income (loss) - net	355		78	145
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	22,422		21,933	18,672
Attributable to non-controlling interests	6,454		7,096	6,476
Dividend paid to non-controlling interests	6,627		9,267	9,784
Mitratel
NON-CONTROLLING INTERESTS
Revenue	9,217		8,595	7,729
Operating expenses	(5,050)		(4,949)	(4,567)
Other expense - net	(1,899)		(1,501)	(1,195)
Profit before income tax	2,268		2,145	1,967
Income tax expense - net	(156)		(128)	(175)
PROFIT FOR THE YEAR	2,112		2,017	1,792
Other comprehensive income (loss) - net	1		2	(1)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	2,113		2,019	1,791
Attributable to non-controlling interests	595		568	504
Dividend paid to non-controlling interests	Rp 407		Rp 484	Rp 272